Revenue (Details) - USD ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Revenues	$ 1,850,060	$ 738,527
Product
Revenues	949,601	456,765
License fees
Revenues	819,696	235,878
Other
Revenues	80,763	45,884
United States
Revenues	234,842	25,000
United States | Product
Revenues	209,842	0
United States | License fees
Revenues	25,000	25,000
United States | Other
Revenues	0	0
International
Revenues	1,615,218	713,527
International | Product
Revenues	739,759	456,765
International | License fees
Revenues	794,696	210,878
International | Other
Revenues	$ 80,763	$ 45,884